Short-term and long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Short-term and long-term borrowings
Summary of short-term borrowings	The following is a summary of short-term borrowings:

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2(d))
Short-term borrowings	49,312	203,845	29,281
Long-term borrowings	4,492	9,689	1,392